PHOENIX ADVISER TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information
             dated May 15, 2006, as supplemented September 15, 2006

                               PHOENIX ASSET TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information
       dated May 1, 2006, as supplemented May 22, 2006, August 23, 2006,
                    September 15, 2006 and October 20, 2006

                         PHOENIX CA TAX-EXEMPT BOND FUND
  Supplement dated December 6, 2006 to the Statement of Additional Information
                            dated September 29, 2006

                           PHOENIX EQUITY SERIES FUND
  Supplement dated December 6, 2006 to the Statement of Additional Information dated December 31, 2005, as supplemented January 11, 2006 and September 15, 2006

                              PHOENIX EQUITY TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information dated October 31, 2006, as supplemented November 17, 2006

                           PHOENIX INSIGHT FUNDS TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information
      dated June 26, 2006, as supplemented August 1, 2006, October 2, 2006 and November 17, 2006

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
  Supplement dated December 6, 2006 to the Statement of Additional Information
                              dated March 10, 2006

                         PHOENIX INVESTMENT SERIES FUND
  Supplement dated December 6, 2006 to the Statement of Additional Information
                             dated August 31, 2006

                           PHOENIX INVESTMENT TRUST 06
  Supplement dated December 6, 2006 to the Statement of Additional Information dated May 1, 2006, as supplemented May 22, 2006 and September 8, 2006

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated December 6, 2006 to the Statement of Additional Information
             dated June 28, 2006, as supplemented September 15, 2006

                          PHOENIX MULTI-PORTFOLIO FUND
  Supplement dated December 6, 2006 to the Statement of Additional Information
   dated March 31, 2006, as supplemented August 23, 2006, September 15, 2006 and October 23, 2006

                           PHOENIX MULTI-SERIES TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information dated February 15, 2006, as supplemented November 17, 2006

                           PHOENIX OPPORTUNITIES TRUST
  Supplement dated December 6, 2006 to the Statement of Additional Information
                               dated June 8, 2006

                               PHOENIX PORTFOLIOS
  Supplement dated December 6, 2006 to the Statement of Additional Information dated February 15, 2006, as supplemented September 15, 2006

                      PHOENIX STRATEGIC EQUITY SERIES FUND
  Supplement dated December 6, 2006 to the Statement of Additional Information dated September 29, 2006, as supplemented October 6, 2006

IMPORTANT NOTICE TO INVESTORS

AMENDMENT OF FUNDAMENTAL INVESTMENT RESTRICTION REGARDING LENDING FOR CERTAIN PHOENIX FUNDS

At the recent Special Meeting of Shareholders, shareholders of the following funds approved a proposal to amend the investment restriction regarding lending:
Phoenix All-Cap Growth Fund, Phoenix Bond Fund, Phoenix CA Tax-Exempt Bond Fund, Phoenix Dynamic Growth Fund, Phoenix Emerging Markets Bond Fund, Phoenix Fundamental Growth Fund, Phoenix Global Utilities Fund, Phoenix Growth & Income Fund, Phoenix Growth Opportunities Fund, Phoenix High Yield Securities Fund, Phoenix Income & Growth Fund, Phoenix Institutional Bond Fund, Phoenix International Strategies Fund, Phoenix Low-Duration Core Plus Bond Fund, Phoenix Multi-Sector Fixed Income Fund, Phoenix Pathfinder Fund, Phoenix Small-Cap Growth Fund, Phoenix Small-Cap Value Fund, Phoenix Strategic Growth Fund, Phoenix Total Value Fund, Phoenix Value Equity Fund and Phoenix Worldwide Strategies Fund. Accordingly, the funds' fundamental investment restriction relating to loans is replaced as indicated below:

Old Fundamental Restriction                                New Fundamental Restriction
---------------------------                                ---------------------------
The funds may not make loans, except that the funds may    The funds may not lend securities or make any other
(i) lend portfolio securities, (ii) enter into             loans if, as a result, more than 33 1/3% of its total
repurchase agreements, (iii) purchase all or a portion     assets would be lent to other parties, except that
of an issue of debt securities, bank loan participation    the funds may purchase debt securities, may enter
interests, bank certificates of deposit, bankers'          into repurchase agreements, may lend portfolio
acceptances, debentures or other securities, whether or    securities and may acquire loans, loan participations
not the purchase is made upon the original issuance of     and assignments (both funded and unfunded) and other
the securities and (iv) participate in an interfund        forms of debt instruments.
lending program with other registered investment
companies.


AMENDMENT OF FUNDAMENTAL INVESTMENT RESTRICTIONS OF PHOENIX ADVISER TRUST AND PHOENIX ASSET TRUST

At the recent Special Meeting of Shareholders, shareholders of Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, each a series of Phoenix Adviser Trust, and Phoenix Rising Dividends Fund and Phoenix Small-Mid Cap Fund, each a series of Phoenix Asset Trust, approved proposals to amend the respective fundamental investment restrictions of the funds to conform to the standard fundamental investment restrictions of the Phoenix Funds. Accordingly, the fundamental investment restrictions applicable to each of the funds are hereby replaced in their entirety as follows:

The funds may not:

(1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the fund.
(2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

(3) Borrow money, except (i) in amounts not to exceed one third of the value of the fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.
(4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by the Securities and Exchange Commission ("SEC") exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.
(5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under applicable law.
(6) Purchase or sell real estate, except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.
(7) Purchase or sell commodities or commodity contracts, except the fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).
(8) Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the funds may purchase debt securities, may enter into repurchase agreements, may lend portfolio securities and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

MANAGEMENT OF THE TRUSTS

Effective November 16, 2006, George R. Aylward was appointed by the Board of Trustees as an Interested Trustee of each of the Trusts; he was also elected President of each of the Trusts. Accordingly, the following disclosure is inserted under the subheading "Interested Trustees" in each of the Statements of Additional Information:


                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, POSITION(S)       LENGTH OF TIME     OVERSEEN BY                      DURING PAST 5 YEARS AND
 WITH TRUST AND DATE OF BIRTH         SERVED           TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE

George R. Aylward*               Served since            65         Senior Vice President and Chief Operating Officer, Asset
Trustee and President            November 2006                      Management, The Phoenix Companies, Inc. (2004-present).
DOB: 8/17/64                                                        President (since November 2006) and Chief Operating
                                                                    Officer (2004-present), Phoenix Investment Partners,
                                                                    Ltd. President, certain funds within the Phoenix Funds
                                                                    Family (since November 2006). Previously, Executive Vice
                                                                    President, Phoenix Investment Partners, Ltd.
                                                                    (2004-November 2006). Vice President, Phoenix Life
                                                                    Insurance Company (2002-2004). Vice President, The
                                                                    Phoenix Companies, Inc. (2001-2004).  Vice President,
                                                                    Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                                    Assistant Controller, Phoenix Investment Partners, Ltd.
                                                                    (1996-2001). Executive Vice President, certain funds
                                                                    within the Phoenix Funds Family (2004-November 2006).

    * Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

 Since he now serves as an Interested Trustee and as President, Mr. Aylward's biographical information is hereby removed from the subsection "Officers of the Trust Who Are Not Trustees." Additionally, all information relating to Daniel T. Geraci appearing in the "Management of the Trust" section are hereby removed; Mr. Geraci has resigned from the Boards of Trustee and as President of the Trusts.

PHOENIX CA TAX-EXEMPT BOND FUND ONLY

Effective September 28, 2006, the Phoenix CA Tax-Exempt Bond Fund Class B Shares were converted to Class A Shares. Class B Shares have ceased to exist and are no longer available for sale. Accordingly, all references to Class B Shares in the current Statement of Additional Information are hereby deleted.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

PXP 4677/SAI--InvRes&Trustees  (12/06)